INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Schedule of Patents

	December 31, 2014	December 31, 2013

Patents	$660,586	$579,235
Less: Accumulated amortization	50,557	35,695

	$610,029	$543,540